UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Daruma Capital Management LLC
Address: 80 West 40th Street
         9th Floor
         New York, New York  10018

13F File Number:  028-03917

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Veronica T. Stork
Title:     Chief Compliance Officer
Phone:     212-869-4000

Signature, Place, and Date of Signing:

 /s/ Veronica T. Stork     New York, New York     November 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:    $1,599,616 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              005125109    67800  3710990 SH       SOLE                  1686450        0  2024540
ADVANTAGE OIL & GAS LTD        COM              00765F101    30992  8264630 SH       SOLE                  3331820        0  4932810
AMERIGROUP CORP                COM              03073T102    44145   482830 SH       SOLE                   205170        0   277660
APPLE INC                      COM              037833100      400      600 SH       SOLE                      600        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247X102    51276  1105810 SH       SOLE                   504970        0   600840
AVERY DENNISON CORP            COM              053611109     3200   100550 SH       SOLE                   100550        0        0
BRUNSWICK CORP                 COM              117043109    61006  2695790 SH       SOLE                  1231310        0  1464480
CADENCE DESIGN SYSTEM INC      COM              127387108    59079  4592220 SH       SOLE                  2098630        0  2493590
CARMAX INC                     COM              143130102     2639    93240 SH       SOLE                    93240        0        0
CELANESE CORP DEL              COM SER A        150870103     2267    59800 SH       SOLE                    59800        0        0
CENTENE CORP DEL               COM              15135B101    37506  1002570 SH       SOLE                   425050        0   577520
CERNER CORP                    COM              156782104     3095    39990 SH       SOLE                    39990        0        0
CIENA CORP                     COM NEW          171779309    40393  2972260 SH       SOLE                  1260650        0  1711610
CITIGROUP INC                  COM NEW          172967424      360    11000 SH       SOLE                    11000        0        0
COSTAR GROUP INC               COM              22160N109    60000   735830 SH       SOLE                   311140        0   424690
CROCS INC                      COM              227046109    58820  3628625 SH       SOLE                  1653912        0  1974713
DEALERTRACK HLDGS INC          COM              242309102    34776  1248688 SH       SOLE                   526994        0   721694
GENTEX CORP                    COM              371901109     2528   148810 SH       SOLE                   148810        0        0
GILEAD SCIENCES INC            COM              375558103      240     3620 SH       SOLE                     3620        0        0
GOOGLE INC                     CL A             38259P508      272      360 SH       SOLE                      360        0        0
HEALTHSOUTH CORP               COM NEW          421924309    59554  2475226 SH       SOLE                  1126822        0  1348404
HILL ROM HLDGS INC             COM              431475102    36498  1255958 SH       SOLE                   529970        0   725988
INTERFACE INC                  COM              458665304    44500  3368660 SH       SOLE                  1427670        0  1940990
ION GEOPHYSICAL CORP           COM              462044108    42481  6121224 SH       SOLE                  2583341        0  3537883
KNOLL INC                      COM NEW          498904200    40857  2928790 SH       SOLE                  1239080        0  1689710
LAM RESEARCH CORP              COM              512807108     3565   112190 SH       SOLE                   112190        0        0
LIFE TECHNOLOGIES CORP         COM              53217V109     2873    58810 SH       SOLE                    58810        0        0
LIFE TIME FITNESS INC          COM              53217R207    37017   809290 SH       SOLE                   342413        0   466877
LUMBER LIQUIDATORS HLDGS INC   COM              55003T107    66157  1305389 SH       SOLE                   552314        0   753075
MAXIMUS INC                    COM              577933104    66447  1112650 SH       SOLE                   502060        0   610590
MEDNAX INC                     COM              58502B106     3282    44080 SH       SOLE                    44080        0        0
PALL CORP                      COM              696429307     3537    55710 SH       SOLE                    55710        0        0
PANDORA MEDIA INC              COM              698354107    43255  3950200 SH       SOLE                  1673510        0  2276690
PENNEY J C INC                 COM              708160106     2874   118310 SH       SOLE                   118310        0        0
PERRIGO CO                     COM              714290103     2480    21350 SH       SOLE                    21350        0        0
PINNACLE ENTMT INC             COM              723456109    43774  3576324 SH       SOLE                  1791960        0  1784364
PROGRESS SOFTWARE CORP         COM              743312100    47658  2228054 SH       SOLE                   944555        0  1283499
QEP RES INC                    COM              74733V100     3478   109870 SH       SOLE                   109870        0        0
REGAL BELOIT CORP              COM              758750103     3386    48040 SH       SOLE                    48040        0        0
RIVERBED TECHNOLOGY INC        COM              768573107     3326   142870 SH       SOLE                   142870        0        0
ROGERS CORP                    COM              775133101    40862   964641 SH       SOLE                   408016        0   556625
ROVI CORP                      COM              779376102    54985  3789470 SH       SOLE                  1724620        0  2064850
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     3405   112720 SH       SOLE                   112720        0        0
SCHULMAN A INC                 COM              808194104    15776   662025 SH       SOLE                   279359        0   382666
SEMTECH CORP                   COM              816850101    35260  1402560 SH       SOLE                   592100        0   810460
SHUTTERFLY INC                 COM              82568P304    60129  1932158 SH       SOLE                   879959        0  1052199
SIRONA DENTAL SYSTEMS INC      COM              82966C103     3452    60610 SH       SOLE                    60610        0        0
SOTHEBYS                       COM              835898107    40125  1273800 SH       SOLE                   578340        0   695460
UNITED STATIONERS INC          COM              913004107    40218  1542720 SH       SOLE                   708060        0   834660
UNITED TECHNOLOGIES CORP       COM              913017109      219     2800 SH       SOLE                     2800        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102     3442    62272 SH       SOLE                    62272        0        0
VERA BRADLEY INC               COM              92335C106    52719  2210449 SH       SOLE                   935081        0  1275368
VERISIGN INC                   COM              92343E102     3283    67430 SH       SOLE                    67430        0        0
WABTEC CORP                    COM              929740108    58226   725200 SH       SOLE                   308020        0   417180
WELLCARE HEALTH PLANS INC      COM              94946T106     2051    36260 SH       SOLE                    36260        0        0
WESTERN DIGITAL CORP           COM              958102105      364     9400 SH       SOLE                     9400        0        0
WRIGHT EXPRESS CORP            COM              98233Q105    67307   965390 SH       SOLE                   435182        0   530208
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